RELATED PARTY TRANSACTIONS, Transactions with Related Party (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Transactions Between Related Parties [Abstract]
Provide service to a related party	[1]	$ 17,956	$ 330
Receive service from a related party		87	154
Changes in fair value of financial assets at fair value through profit or loss		1,546	2,238
Sales of mining machine peripherals to a related party		$ 41	$ 0

[1]	Mainly related to the hosting service provided by the Group.